Income Taxes and Federal Duties - Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure Of Income Taxes [Line Items]
Income tax expense	$ (255,938)	$ (5,064,168)	$ (12,640,369)	$ (45,587,267)
Deferred tax effect of gains and losses		(800,284)
PEMEX [member]
Disclosure Of Income Taxes [Line Items]
Expected income tax expense		(20,055,588)	(14,901,324)	(3,089,241)
Tax effect of inflation-net		14,302,118	8,098,213	(1,618,327)
Difference between accounting and tax depreciation		(3,713,920)	(1,765,183)	(107,231)
Non-deductible expenses		1,954,659	1,558,120	(1,921,515)
Others-net		(1,725,579)	(5,630,195)	(38,850,953)
Income tax expense		$ (5,787,152)	$ (12,640,369)	$ (45,587,267)